Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 and one right to receive one-eighth (1/8) of a Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 3,000,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (3) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions . (4) No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to receive one-eighth (1/8) of a Class A ordinary share upon the consummation of an initial business combination included as part of the units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (4) No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (3) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.